Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

16. COMMITMENTS

Lease Commitment

On November 20, 2017, Xi’an TCH entered into a lease for its office with a term from December 1, 2017 through November 30, 2020. The monthly rent is RMB 36,536 ($5,600) with quarterly payment in advance. This lease was expired in November 2020. The Company entered a new lease contract for the same location for a period from January 1, 2021 through December 31, 2023 with monthly rent of RMB 36,536 ($5,600), to be paid every half year in advance.

The components of lease costs, lease term and discount rate with respect of the office lease with an initial term of more than 12 months are as follows:

Six Months Ended
June 30, 2021
Operating lease cost – amortization of ROU	$29,970
Operating lease cost – interest expense on lease liability	$3,903
Weighted Average Remaining Lease Term - Operating leases	2.50 years
Weighted Average Discount Rate - Operating leases	5%

Six Months Ended
June 30, 2020
Operating lease cost– amortization of ROU	$31,848
Operating lease cost – interest expense on lease liability	$654
Weighted Average Remaining Lease Term - Operating leases	0.42 years
Weighted Average Discount Rate - Operating leases	3%

Three Months Ended
June 30, 2021
Operating lease cost – amortization of ROU	$14,981
Operating lease cost – interest expense on lease liability	$1,989

Three Months Ended
June 30, 2020
Operating lease cost– amortization of ROU	$15,861
Operating lease cost – interest expense on lease liability	$267

The following is a schedule, by years, of maturities of the office lease liabilities as of June 30, 2021:

Operating Leases
For the years ended June 30, 2022,	$67,869
For the years ended June 30, 2023	67,869
For the years ended June 30, 2024	33,934
Total undiscounted cash flows	169,672
Less: imputed interest	(8,161)
Present value of lease liabilities	$161,511

Employment Agreement

On May 8, 2020, the Company entered an employment agreement with Yongjiang Shi, the Company’s CFO for a term of 24 months. The monthly salary is RMB 16,000 ($2,300). The Company will grant the CFO no less than 5,000 shares of the Company’s Common Stock annually.

Investment Banking Engagement Agreement

On October 10, 2019, the Company entered an investment banking engagement agreement with an investment banker firm to engage them as the exclusive lead underwriter for a registered securities offering of up to $20 million. The Company shall pay to the investment banker an equity retainer fee of 15,000 shares (post-reverse stock split) of the restricted Common Stock of the Company (10,000 shares was issued within 10 business days of signing the agreement, and remaining 5,000 shares will be paid upon completion of the offering). The agreement expired in March 2021.

On May 2, 2021, the Company entered an agreement with an investment banker (who will serve as the exclusive placement agent or exclusive lead underwriter of the Company) with the intension to raise approximately $10,000,000 from either a public offering or a private placement. Under the agreement, upon the closing of the financing, the Company will pay Univest Securities, LLC (the “Underwriter” or “Univest”) a discount equal to eight percent (8%) of the gross proceeds raised in the offering, a non-accountable expense allowance equal to one percent (1%) of the gross proceeds of the offering, as well as underwriter warrants to purchase that number of shares of common stock and accompanying Warrants equal to five percent (5%) of the shares of common stock and Warrants sold in the offering, including upon exercise by the Underwriter of its over-allotment option (“Underwriter Warrants”). The Underwriter Warrants shall be exercisable at any time, and from time to time, in whole or in part, during the period commencing 180 days from the date of commencement of sales of the offering, which period shall not extend further than five years from the date of commencement of sales of the offering in compliance with FINRA Rule 5110(g)(8)(A). After an initial period of six months from the agreement entering date, this engagement may be terminated at any time by either party upon 10 days written notice to the other party, effective upon receipt of written notice to that effect by the other party. The Company filed S-1 with the SEC on July 28, 2021.

18. COMMITMENTS

Lease Commitment

On November 20, 2017, Xi’an TCH entered into a lease for its office with a term from December 1, 2017 through November 30, 2020. The monthly rent is RMB 36,536 ($5,600) with quarterly payment in advance. This lease was expired in November 2020. The Company entered a new lease contract for the same location for a period from January 1, 2021 through December 31, 2023 with monthly rent of RMB 36,536 ($5,600), to be paid every half year in advance.

For the years ended December 31, 2020 and 2019, the rental expense of the Company was $61,508 and $86,874 (including Beijing office rent of $19,674), respectively.

The Company adopted ASC 842 on CFS on January 1, 2019. The components of lease costs, lease term and discount rate with respect of the office lease with an initial term of more than 12 months are as follows:

Year Ended
December 31, 2020
Operating lease cost – amortization of ROU	$54,694
Operating lease cost – interest expense on lease liability	$825
Weighted Average Remaining Lease Term - Operating leases	-
Weighted Average Discount Rate - Operating leases	3%

Employment Agreement

On May 8, 2020, the Company entered an employment agreement with Yongjiang Shi, the Company’s CFO for a term of 24 months. The monthly salary is RMB 16,000 ($2,300). The Company will grant the CFO no less than 5,000 shares of the Company’s Common Stock annually.

Investment Banking Engagement Agreement

On October 10, 2019, the Company entered an investment banking engagement agreement with an investment banker firm to engage them as the exclusive lead underwriter for a registered securities offering of up to $20 million. The Company shall pay to the investment banker an equity retainer fee of 15,000 shares (post-reverse stock split) of the restricted Common Stock of the Company (10,000 shares was issued within 10 business days of signing the agreement, and remaining 5,000 shares will be paid upon completion of the offering). The agreement expired in March 2021.